ACCRUED LIABILITIES AND OTHERS (Tables)	12 Months Ended
Mar. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF ACCRUED LIABILITIES AND OTHERS
	As of March 31, 2023 ($)	As of March 31, 2022 ($)
Compensation and other contributions	15,193	13,244
Other current liability	37,485	66,911
Advance from customers	2,893	2,827
Total	55,571	82,982